Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	IDX Funds
Entity Central Index Key	0001643838
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
IDX Risk-Managed Bitcoin Strategy Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	IDX Risk-Managed Bitcoin Strategy Fund
Class Name	Institutional Class
Trading Symbol	BTIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Risk-Managed Bitcoin Strategy Fund (the "Fund"), Institutional Class Shares, for the period ended June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxfunds.com or 800-403-4349.
Additional Information Phone Number	800-403-4349
Additional Information Website	https://idxfunds.com
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Dear Shareholders,

We are pleased to present the semi-annual report for the IDX Funds for the period ended June 30, 2024. This letter will focus on the performance and positioning of the IDX Risk-Managed Bitcoin Strategy Fund.

For the six-month period ended June 30, 2024, the IDX Risk-Managed Bitcoin Strategy Fund returned 28.18% versus 42.89% for the CME CF Bitcoin Reference Rate. The Fund benefited from strong performance in bitcoin futures contracts during this period, as the cryptocurrency market showed signs of recovery. The Fund's net asset value increased from $7.73 per share on December 31, 2023 to $8.81 per share on June 30, 2024.

Key points regarding the Fund's positioning and performance:

  The Fund was largely fully allocated over the period.

  The Fund's managed volatility approach helped mitigate downside risk while capturing upside in the bitcoin market.

As we look ahead, we believe the outlook for Bitcoin remains bullish given the recent approval of spot bitcoin ETFs and the upcoming halving event. While the future remains uncertain, our core tenet remains: you can invest for the path or the destination, but not both. For assets such as bitcoin - with significantly higher volatility than traditional assets - we believe that investing for the path is the prudent choice.

We appreciate your continued trust and investment in the IDX Funds. As always, we remain focused on serving your long-term investment goals.

Sincerely,

Josh Myers

Portfolio Manager IDX Funds

Net Assets	$ 22,366,742
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 237,941
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets ($)	$22,366,742
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$237,941

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2024)
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	65.80%
Total	65.80%
Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	65.80%
Total	65.80%

IDX Commodity Opportunities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	IDX Commodity Opportunities Fund
Class Name	Institutional Class
Trading Symbol	COIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Commodity Opportunities Fund (the "Fund"), Institutional Class Shares, for the period ended June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxfunds.com or 800-403-4349.
Additional Information Phone Number	800-403-4349
Additional Information Website	https://idxfunds.com
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Dear Shareholders,

We are pleased to present the semi-annual report for the IDX Funds for the period ended June 30, 2024. This letter will focus on the performance and positioning of the IDX Commodity Opportunities Fund.

For the six-month period ended June 30, 2024, the IDX Commodity Opportunities Fund returned -1.50% versus 5.14% for the Bloomberg Commodity Index Total Return. The Fund faced headwinds from volatility in commodity markets during this period as well as an overweight position in metals miners which saw considerable weakness in Q2.

The Fund's net asset value decreased from $9.46 per share on December 31, 2023 to $9.32 per share on June 30, 2024.

Key points regarding the Fund's positioning and performance:

  The Fund maintained a diversified portfolio across commodities and commodity related equities with next exposure ranging from 30% to 125% over the period.

  Top holdings included gold miners, corporate bonds, uranium miners, and MLPs.

  The Fund remained net long, but defensively positioned at the end of the period.

Looking ahead, we see several factors that could favor commodities as an asset class, including infrastructure spending, the potential for a weakening dollar and increased geo-political risks despite near-term by concerns about a global slowdown in growth.

While the Fund faced different market environments in the first half of 2024, we remain committed to our disciplined, risk-managed investment approaches.

We appreciate your continued trust and investment in the IDX Funds. As always, we remain focused on serving your long-term investment goals.

Sincerely,

Josh Myers

Portfolio Manager IDX Funds

Net Assets	$ 51,757,489
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 412,772
Investment Company, Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets ($)	$51,757,489
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	153%
Total Advisory Fees Paid ($)	$412,772

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	47.66%
VanEck Gold Miners ETF	6.56%
iShares iBoxx USD Investment Grade Corporate Bond ETF	6.21%
Sprott Uranium Miners ETF	4.38%
Global X MLP ETF	4.22%
iShares Global Infrastructure ETF	3.59%
First Trust Emerging Markets AlphaDEX Fund	2.31%
Aris Water Solutions, Inc.	1.97%
Global X Silver Miners ETF	1.93%
Ardmore Shipping Corp.	1.00%
Total	79.83%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
First American Government Obligations Fund, Class X	47.66%
VanEck Gold Miners ETF	6.56%
iShares iBoxx USD Investment Grade Corporate Bond ETF	6.21%
Sprott Uranium Miners ETF	4.38%
Global X MLP ETF	4.22%
iShares Global Infrastructure ETF	3.59%
First Trust Emerging Markets AlphaDEX Fund	2.31%
Aris Water Solutions, Inc.	1.97%
Global X Silver Miners ETF	1.93%
Ardmore Shipping Corp.	1.00%
Total	79.83%